CONSOLIDATED BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 774.1	$ 894.2
Investments in marketable securities	0	521.4
Trade receivables (net of allowance of $42.5 and $46.8 at December 31, 2011 and 2010, respectively)	1,178.1	782.5
Inventories	1,758.1	1,448.7
Deferred taxes	121.5	23.4
Other current assets	221.4	298.7
Total current assets	4,053.2	3,968.9
Non-current assets
Property, plant and equipment - net	835.5	573.5
Goodwill	1,232.9	492.9
Intangible assets – net	519.5	140.4
Deferred taxes	69.0	90.5
Other assets	353.3	250.2
Total assets	7,063.4	5,516.4
Current liabilities
Notes payable and current portion of long-term debt	77.0	346.8
Trade accounts payable	764.6	570.0
Accrued compensation and benefits	222.3	128.5
Accrued warranties and product liability	111.0	86.4
Customer advances	223.2	95.8
Income taxes payable	185.2	186.8
Other current liabilities	307.6	259.9
Total current liabilities	1,890.9	1,674.2
Non-current liabilities
Long-term debt, less current portion	2,223.4	1,339.5
Retirement plans	344.6	155.0
Other non-current liabilities	416.1	236.3
Total liabilities	4,875.0	3,405.0
Commitments and contingencies
Stockholders' equity
Common stock, $.01 par value - authorized 300.0 shares; issued 121.9 and 121.2 shares at December 31, 2011 and 2010, respectively	1.2	1.2
Additional paid-in capital	1,271.8	1,264.2
Retained earnings	1,361.9	1,316.7
Accumulated other comprehensive income	(125.5)	100.4
Less cost of shares of common stock in treasury - 13.1 shares at December 31, 2011 and 2010	(599.1)	(599.3)
Total Terex Corporation stockholders' equity	1,910.3	2,083.2
Noncontrolling interest	278.1	28.2
Total stockholders' equity	2,188.4	2,111.4
Total liabilities and stockholders' equity	$ 7,063.4	$ 5,516.4